Annual Total Returns [BarChart] - AB Global Dynamic Allocation Portfolio - Class B	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	10.09%
Annual Return 2013	11.15%
Annual Return 2014	7.35%
Annual Return 2015	0.58%
Annual Return 2016	3.60%
Annual Return 2017	13.62%
Annual Return 2018	(6.97%)
Annual Return 2019	18.07%
Annual Return 2020	6.09%